Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 49	$ 43	$ 52
Work in progress	198	161	193
Finished goods	2	1	2
Total	$ 249	$ 205	$ 247